Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2020
Summary of significant accounting policies
Summary of Financial Information of the Group's VIEs and Subsidiaries of VIEs

Summarized condensed financial information of the Group’s VIEs and subsidiaries of VIEs:

	As of December 31,
	2020	2021	2021
	RMB’000	RMB’000	US$’000
			Note 2.5(d)
Non-current assets	169,152	189,393	29,720
Current assets	335,772	556,527	87,331
Total assets	504,924	745,920	117,051
Non-current liabilities	780,519	1,402,408	220,068
Current liabilities	229,062	267,888	42,038
Total liabilities	1,009,581	1,670,296	262,106

	Year ended December 31,
	2019	2020	2021	2021
	RMB’000	RMB’000	RMB’000	US$’000
				Note 2.5(d)
Revenue	323,425	424,485	534,111	83,814
Loss for the year	(406,239)	(236,102)	(425,411)	(66,756)
Net cash used in operating activities	(192,068)	(196,594)	(405,910)	(63,696)
Net cash used in investing activities	(96,807)	(9,223)	(52,699)	(8,270)
Net cash generated from financing activities	238,061	200,767	529,270	83,054
Net (decrease)/increase in cash and cash equivalents	(50,814)	(5,050)	70,661	11,088

Summary of Property Plant And Equipment

Depreciation is calculated using the straight-line method to allocate their cost, net of their residual values, over their estimated useful lives or, in the case of leasehold improvements and certain leased plant and equipment, the shorter lease term as follows:

Instruments and equipment	3-5 years
Office equipment and furniture	3-5 years
Transporting equipment	4 years
Leasehold improvements	shorter of lease period or 3-7 years